General and Administrative	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses [Abstract]
General and Administrative

6. GENERAL AND ADMINISTRATIVE

For the years ended December 31,	2022	2021	2020
Salaries and Benefits	204	264	145
Administrative and Other	297	225	102
Stock-Based Compensation Expense (Recovery) (Note 34)	373	159	49
Other Incentive Benefits Expense (Recovery)	(9)	201	(4)
	865	849	292